Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (1,018)	$ (859)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	85	80
Interest expenses	22	45
Interest income	(177)	(220)
Foreign exchange gain on cash and cash equivalents	(72)
Share of loss of a joint venture	30	10
Changes in operating assets and liabilities
Decrease in trade receivables	188
(Increase) decrease in other receivables and prepaid expenses	(3)	(92)
Increase in accounts payable and accruals	104	28
Net cash used in operating activities	(841)	(1,008)
CASH FLOWS – INVESTING ACTIVITIES:
Proceeds from short term deposits	3,998
Investments in short-term deposits		(1)
Interest received on short term bank deposits	209	14
Investment in a joint venture	(8)	(41)
Purchase of property and equipment	(8)	(6)
Net cash provided by (used in) investing activities	4,191	(34)
CASH FLOWS - FINANCING ACTIVITIES:
Principal elements of lease payments	(47)	(31)
Interest elements of lease payments	(2)	(2)
Net cash used in financing activities	(49)	(33)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,301	(1,075)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	4,281	5,295
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(161)	(169)
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 7,421	$ 4,051